WARRANTS (Details 3) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Shares
Beginning Balance	1,254,004	795,753
Granted	9,175	702,034
Exercised		(16,546)
Forfeited or expired	(212,725)	(184,237)
Ending Balance	1,050,454	1,254,004	7,527,529
Weighted-Average Exercise Price
Beginning Balance	$ 20.1	$ 19.2
Granted	12.60	14.4
Exercised		12.8
Forfeited or expired	17.69	19
Ending Balance	$ 20.46	$ 20.1